Fair Value Measurements - Fair value on a recurring basis (Details) - Recurring	Dec. 31, 2024 USD ($)
Fair Value Measurements
Liabilities	$ 3,965,000
Level 3
Fair Value Measurements
Liabilities	$ 3,965,000